Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Summary of net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	732,784
Cash and cash equivalents acquired	(24,648)

Net cash outflow on acquisition of subsidiaries (*)	708,136

(*)
In the statement of cash flows have been presented 725,174 as net cash outflow on business acquisitions and 17,038 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity line.

Summary of composition of goodwill	The Composition of Goodwill is

PELSA	11,999
JDM and Medanito	5,542
APCO	10,943

Total Goodwill	28,484

PELSA [member]
Disclosure of detailed information about business combination [line items]
Summary of fair value of the acquired assets and the assumed liabilities
The following table details the fair value of the transferred consideration, the fair values of the acquired assets, the assumed liabilities and the non-controlling
interest corresponding to PELSA’s acquisitions as of April 4, 2018:

	Notes		Total
Assets
Property, plant and equipment	[A	]	312,728
Other intangible assets			494
Trade and other receivables	[B	]	27,857
Other financial assets			19,712
Inventories			3,952
Cash and cash equivalents			10,216

Total assets acquired			374,959

	Notes		Total
Liabilities
Deferred income tax liabilities			56,396
Provisions	[C	]	11,085
Employee defined benefits plan obligation			2,856
Salaries and social security payable			1,178
Income tax payable			2,914
Other taxes and royalties payable			3,394
Accounts payable and accrued liabilities			10,240

Total liabilities assumed			88,063

Net assets acquired			286,896

Goodwill			11,999
Non-controlling interest			(1,307)

Total consideration (Note 32 .1.1)			297,588

[A] Property, plant and equipment:

•
Oil and gas Property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserves, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method and a valuation methodology for comparable transactions using the multiple US/acre. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Acquired Receivables:
The fair value of acquired trade and other receivables amounts to 27,857. The gross contractual amount of receivables is 31,504, out of which 3,647 are not expected to be collected.
[C] Contingent liabilities, provision for environmental remediation and asset retirement obligation:
The Company has recorded 30,646 and 10,071 to reflect the fair value of possible and probable tax, civil and labor contingencies, environmental remediation and asset retirement obligation as of the acquisition date, respectively. PELSA is (whether directly or indirectly) involved in several legal, tax and labor proceedings in its ordinary course of business. The fair value was calculated considering the level of probability of cash outflows that would be required for each contingency or provision.

Summary of net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	297,588
Cash and cash equivalents acquired	(10,216)

Net cash outflow on acquisition of subsidiaries (*)	287,372

(*)
In the statement of cash flows 297,458 have been presented as Net cash outflow on acquisition of subsidiaries and 10,086 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity.

Oil and gas properties [member]
Disclosure of detailed information about business combination [line items]
Summary of fair value of the acquired assets and the assumed liabilities
The following table details the fair value of the transferred consideration, the fair values of the acquired assets and the assumed liabilities corresponding to Oil and gas properties’ acquisitions as of April 4, 2018:

	Notes		Total
Assets
Property, plant and equipment	[A	]	86,096
Deferred income tax asset			1,226

Total assets acquired			87,322

	Notes		Total
Liabilities
Provisions	[B	]	6,406
Salaries and social security payable			1,023

Total liabilities assumed			7,429

Net assets acquired			79,893

Goodwill			5,542

Total consideration (Note 32 .2.1)			85,435

[A] Property, plant and equipment:

•
Oil and gas property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserve, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to the Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the Oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with Crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Provision for Environmental remediation and asset retirement obligation:
The Company has recorded 3,676 and 2,730 to reflect the fair value of possible and probable environmental remediation and asset retirement obligation as of the acquisition date, respectively. The fair value was calculated considering the level of probability of cash outflows that would be required for each provision.

Summary of net cash outflow on acquisition of subsidiaries	In the consolidated statement of cash flows:

Cash consideration transferred	85,435
Cash and cash equivalents acquired	—

Net cash outflow on acquisition of subsidiaries	85,435

APCO [member]
Disclosure of detailed information about business combination [line items]
Summary of fair value of the acquired assets and the assumed liabilities
The following table details the fair value of the transferred consideration, the fair values of the acquired assets, the assumed liabilities and the non-controlling
interest corresponding to APCO’s and APCO Argentina’s acquisitions as of April 4, 2018:

	Notes		Total
Assets
Property, plant and equipment	[A	]	380,386
Other intangible assets			417
Trade and other receivables	[B	]	34,076
Other financial assets			13,579
Inventories			4,409
Cash and cash equivalents			14,432

Total assets acquired			447,299

	Notes		Total
Liabilities
Deferred income tax liabilities			67,503
Provisions	[C	]	12,881
Employee defined benefits plan obligation			3,483
Other taxes and royalties payable			3,349
Salaries and social security payable			1,312

	Notes	Total
Income tax payable		6,458
Accounts payable and accrued liabilities		13,495

Total liabilities assumed		108,481

Net assets acquired (1)		338,818

Goodwill		10,943

Total consideration (Note 32.3.1)		349,761

(1)
The remaining total net assets acquired from APCO Oil & Gas International, Inc., after consolidation process and purchase price allocation corresponds to an amount of 851 of total assets related to cash and cash equivalents and receivables, and no liabilities.

[A] Property, plant and equipment:

•
Oil and gas property: The Company has valued its interests in proved reserves (both developed and to be developed) and probable reserves in different acquired oil and gas properties. To estimate the future level of reserves, a report audited by external engineers was used adjusting by the temporality of the activity (e.g. drilling new wells and workovers) to adapt to the Vista’s plans. These assumptions reflect all reserves and resources that management believe a market participant would consider when valuing the asset. In all cases, the approach used to determine the Oil and gas property’s fair value was a combination of the income-based approach through the Indirect Cash Flow method and a valuation methodology for comparable transactions using the multiple US/acre. The projection period was determined based on the termination of the respective concession contracts. For each type of reserve or resource, management used a risk factor between 100% and 30% of success from their estimated full potential value. An 11.25% discount rate has been used, which was estimated taking the WACC rate in US as a parameter. The other main assumptions used to project cash flows were associated with Crude oil, natural gas and NGL prices, foreign exchange and inflation rates, which were based on market participant assumptions.

[B] Acquired Receivables:
The fair value of acquired trade and other receivables amounts to 34,076. The gross contractual amount of receivables is 36,590, out of which 2,514 are not expected to be collected.
[C] Contingent liabilities, provision for environmental remediation and asset retirement obligation:
The Company has recorded 122, 600 and 12,159 to reflect the fair value of possible and probable tax, civil and labor contingencies, environmental remediation and asset retirement obligation as of the acquisition date, respectively. APCO is (whether directly or indirectly) involved in several legal, tax and labor proceedings in its ordinary course of business. The fair value was calculated considering the level of probability of cash outflows that would be required for each contingency or provision.

Summary of net cash outflow on acquisition of subsidiaries
In the consolidated statement of cash flows:

Cash consideration transferred	349,761
Cash and cash equivalents acquired	(14,432)

Net cash outflow on acquisition of subsidiaries (*)	335,329

(*)
In the statement of cash flows have been presented 342,281 as net cash outflow on acquisition of subsidiaries and 6,952 are included in the ‘‘Cash and cash equivalents at the beginning of the period’’ held by the Successor entity line.